                                DIRECTOR FOCUS
                             SEPARATE ACCOUNT SEVEN
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                       SUPPLEMENT DATED APRIL 9, 2001
                      TO THE PROSPECTUS JANUARY 26, 2001


Effective as of the close of business on June 29, 2001, Hartford MidCap HLS Fund Sub-Account is closed to new and subsequent premium payments and transfers of Contract Value.


























THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


333-76419
HV-2991